Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.70867%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,412,817.09

Principal:
Principal Collections	$28,972,691.70
Prepayments in Full	$12,812,684.13
Liquidation Proceeds	$572,882.49
Recoveries	$42,464.75
Sub Total	$42,400,723.07
Collections	$46,813,540.16

Purchase Amounts:
Purchase Amounts Related to Principal	$132,533.99
Purchase Amounts Related to Interest	$814.94
Sub Total	$133,348.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,946,889.09

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,946,889.09
Servicing Fee	$940,580.67	$940,580.67	$0.00	$0.00	$46,006,308.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,006,308.42
Interest - Class A-2a Notes	$371,817.44	$371,817.44	$0.00	$0.00	$45,634,490.98
Interest - Class A-2b Notes	$869,532.30	$869,532.30	$0.00	$0.00	$44,764,958.68
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$42,389,625.35
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$42,076,500.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,076,500.35
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$41,868,949.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,868,949.52
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,868,949.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,868,949.52
Regular Principal Payment	$54,183,528.53	$41,868,949.52	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,946,889.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,868,949.52
Total					$41,868,949.52

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,214,897.19	$74.77	$371,817.44	$2.48	$11,586,714.63	$77.25
Class A-2b Notes	$30,654,052.33	$74.77	$869,532.30	$2.12	$31,523,584.63	$76.89
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,868,949.52	$26.52	$4,137,358.90	$2.62	$46,006,308.42	$29.14

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$83,868,595.79	0.5591240	$72,653,698.60	0.4843580
Class A-2b Notes	$229,240,828.49	0.5591240	$198,586,776.16	0.4843580
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,027,019,424.28	0.6504610	$985,150,474.76	0.6239434

Pool Information
Weighted Average APR	4.940%	4.958%
Weighted Average Remaining Term	46.63	45.88
Number of Receivables Outstanding	36,707	35,957
Pool Balance	$1,128,696,799.16	$1,085,801,169.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,056,438,438.25	$1,016,753,908.48
Pool Factor	0.6652371	0.6399551

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$69,047,261.42
Targeted Overcollateralization Amount	$112,965,274.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$100,650,695.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$404,836.95
(Recoveries)		26	$42,464.75
Net Loss for Current Collection Period			$362,372.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3853%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5857%
Second Prior Collection Period			0.4262%
Prior Collection Period			0.3878%
Current Collection Period			0.3927%
Four Month Average (Current and Prior Three Collection Periods)			0.4481%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		972	$4,129,313.48
(Cumulative Recoveries)			$244,831.83
Cumulative Net Loss for All Collection Periods			$3,884,481.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2289%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,248.26
Average Net Loss for Receivables that have experienced a Realized Loss			$3,996.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.75%	219	$8,149,230.66
61-90 Days Delinquent	0.11%	28	$1,185,035.76
91-120 Days Delinquent	0.02%	4	$186,012.88
Over 120 Days Delinquent	0.05%	9	$550,677.68
Total Delinquent Receivables	0.93%	260	$10,070,956.98

Repossession Inventory:
Repossessed in the Current Collection Period		15	$683,389.31
Total Repossessed Inventory		29	$1,388,649.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1926%
Prior Collection Period			0.1280%
Current Collection Period			0.1140%
Three Month Average			0.1449%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1770%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	66	$3,049,344.57
2 Months Extended	117	$5,058,643.09
3+ Months Extended	28	$1,220,040.07

Total Receivables Extended	211	$9,328,027.73
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer